Note 19 - Share-based Payment	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
19.	Share-based payment

a)

In 2025, the Company issued 15,000 ordinary shares at a price of $18.07 per share to RedChip Companies, Inc. as performance-based compensation, upon achievement of specified stock price performance targets, in accordance with the terms of the agreement.

Type of arrangement	Grant Period	Quantity Granted (Ordinary shares)	Contract Period	Vesting Conditions
Obtain professional service through share-based payment	July 2025	15,000	Upon completion of services	Upon completion of services

b)

In 2022, the Company offered share-based payment to Innvotec Limited (“Innvotec”), an acquisition advisor, for its services related to acquisition of intellectual property rights of SeeQuestor. The fee was set at $1,000,000, with 50% in cash and 50% in exchange for ordinary shares of the Company, issued at $92.77 per share (after effect of Share Consolidation), with piggy-back registration rights. The related shares were issued to Innvotec in January 2024.

Type of arrangement	Grant Period	Quantity Granted (Ordinary shares)	Contract Period	Vesting Conditions
Obtain professional service through share-based payment	December 2022	5,390	Upon completion of services	Upon completion of services

c)

In October 2024, the Company offered share-based payment to Outside The Box Capital LLC (“OTB”) as settlement and full and final payment owed to OTB under the Marketing Service Agreement. Pursuant to the settlement agreement 6,371 ordinary shares of the Company were issued at $4.30 per share. The related shares were issued to OTB in November 2024.

Type of arrangement	Grant Period	Quantity Granted (Ordinary shares)	Contract Period	Vesting Conditions
Obtain professional service through share-based payment	October 2024	6,371	Upon completion of services	Upon completion of services

d)	Share option activity under the Group’s stock-based compensation plans for employees is shown below:

	2025		2024
	No. of options	Weighted average exercise price	No. of Options	Weighted average exercise Price
Outstanding as of January 1	50,421	$11.66	51,879	$11.66
Granted	-	-	-	-
Exercised	(6,178)	11.66	-	-
Cancelled / forfeited	-	-	(1,458)	11.66
Outstanding as of December 31	44,243	$11.66	50,421	$11.66
Exercisable as of December 31	44,243	$11.66	50,421	$11.66

Note:	As of December 31, 2025 and 2024, the weighted-average remaining contractual period was 0.22 years and 0.50 years, respectively.

e)	Restricted stock units activity under the Group’s stock-based compensation plans for employees is shown below:

	2025		2024
	No. of Units	Weighted average fair Value (3)	No. of Units	Weighted average fair Value (3)
Outstanding as of January 1	256	$7.02	38,833	$3.03
Granted	822,934	10.66	38,484	7.69
Vested (1)	(476,543)	6.35	(76,719)	5.34
Forfeited	-	-	(342)	7.02
Outstanding as of December 31	346,647	$16.59	256	$7.02

(1)

As of December 31, 2025 and 2024, restricted stock units vested for which the underlying ordinary shares is yet to be issued are 108,370 and 11,545, respectively. For the years ended December 31, 2025 and 2024, restricted stock units for which the underlying ordinary shares were issued were 379,718 and 68,992, respectively.

(2)	As of December 31, 2025 and 2024, unrecognized compensation cost is expected to be expensed over a weighted average period of 1.38 years and 1.90 years, respectively.

(3)	The fair value of restricted stock units is the market price of the Company’s ordinary shares on the date of grant.

f)

Share-based payment for services and share-based compensation for employee stock awards (RSUs and stock options), recognized in consolidated statements of comprehensive income (loss) are presented below:

	Year ended December 31,
	2025	2024	2023
Share-based payment expenses	$271,050	$749,572	$695,675
Share-based compensation expenses	4,768,696	201,908	1,077,176
	$5,039,746	$951,480	$1,772,851